FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details 3) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Argentina, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	18.57	15.84	12.97	8.55
Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	3.31	3.25	3.98	2.66
Chile, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	614.75	669.47	710.16	606.75
Colombia, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	2,984.77	3,000.25	3,183.00	2,389.50
Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	0.83	0.95	0.92	0.82
Venezuelan bolivar fuerte
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	3,345.00	673.76	198.7	12.00
Australia, Dollars
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	1.28	1.38	1.37	1.22
Bolivia, Bolivianos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	6.86	6.86	6.85	6.86
Mexico, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	19.66	20.63	17.34	14.74
New Zealand, Dollars
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	1.41	1.44	1.46	1.28
Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	3.24	3.35	3.41	2.99
Uruguay, Pesos
Disclosure of subsidiaries [line items]
Exchange rate (in dollars per share)	28.74	29.28	29.88	24.25